Prospectus Supplement

January 28, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated January 28, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2019

Global Strategist Portfolio
(Class I)

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011
Sergei Parmenov	Managing Director	January 2020

The first two paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Multi-Asset team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Mark A. Bavoso, Cyril Moullé-Berteaux and Sergei Parmenov.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Messrs. Moullé-Berteaux and Parmenov have each been associated with the Adviser in an investment management capacity since August 2011.

Please retain this supplement for future reference.

Prospectus Supplement

January 28, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated January 28, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2019

Global Strategist Portfolio
(Class II)

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011
Sergei Parmenov	Managing Director	January 2020

The first two paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Multi-Asset team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Mark A. Bavoso, Cyril Moullé-Berteaux and Sergei Parmenov.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Messrs. Moullé-Berteaux and Parmenov have each been associated with the Adviser in an investment management capacity since August 2011.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 28, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated January 28, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2019

Global Strategist Portfolio

The row in the table of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" corresponding to "Exchange-Listed Equities via Stock Connect Program" with respect to the Global Strategist Portfolio is hereby checked.

The section of the Statement of Additional Information entitled "Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2018 (unless otherwise indicated)—Global Strategist" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Strategist
Mark Bavoso	6	$426.4 million	2	$750.1 million	7(16)	$5.6 billion(16)
Cyril Moullé-Berteaux	5	$417.3 million	3	$832.9 million	8(16)	$5.7 billion(16)
Sergei Parmenov*	3	$237.3 million	3	$906.0 million	6(17)	$5.8 billion(17)

*  As of November 30, 2019.

(17)  Of these other accounts, two accounts with a total of $3.3 billion in assets had performance-based fees.

The table under the section of the Statement of Additional Information entitled "Portfolio Managers" with respect to the securities ownership of portfolio managers for the Global Strategist Portfolio is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Strategist
Mark Bavoso	None*
Cyril Moullé-Berteaux	None*
Sergei Parmenov***	None*

***  As of November 30, 2019.

Please retain this supplement for future reference.